Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option rights
Risk-free interest rate	0.78%	1.13%	1.16%
Expected life of option rights	5 years 1 month 10 days	5 years 3 months 7 days	5 years 3 months 7 days
Expected dividend yield of stock	1.43%	1.77%	1.84%
Expected volatility of stock	27.40%	30.30%	30.40%
Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
Outstanding beginning of the year, Optioned Shares	9,857,695	10,009,385	10,897,652
Granted, Optioned Shares	1,089,240	1,407,259	1,586,984
Exercised, Optioned Shares	(4,140,822)	(1,480,058)	(2,436,639)
Forfeited, Optioned Shares	(57,730)	(76,354)	(34,999)
Expired, Optioned Shares	(257)	(2,537)	(3,613)
Outstanding end of the year, Optioned Shares	6,748,126	9,857,695	10,009,385
Outstanding beginning of the year, Weighted- Average Exercise Price Per Share	$ 60.31	$ 55.82	$ 50.30
Granted, Weighted- Average Exercise Price Per Share	$ 152.93	$ 78.72	$ 72.48
Exercised, Weighted- Average Exercise Price Per Share	$ 53.40	$ 47.15	$ 41.95
Forfeited, Weighted- Average Exercise Price Per Share	$ 78.01	$ 67.02	$ 58.90
Expired, Weighted- Average Exercise Price Per Share	$ 72.65	$ 53.65	$ 54.71
Outstanding end of the year, Weighted- Average Exercise Price Per Share	$ 79.39	$ 60.31	$ 55.82
Outstanding end of year, Aggregate Intrinsic Value	$ 494,699	$ 287,526	$ 281,349
Exercisable at end of year, Optioned Shares	4,245,891	6,908,116	6,655,569
Exercisable at end of year, Weighted- Average Exercise Price Per Share	$ 61.43	$ 54.24	$ 50.78
Exercisable at end of year, Aggregate Intrinsic Value	$ 386,484	$ 243,440	$ 220,647